Vessels and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Depreciation
Net book value	$ 823.8	$ 853.0
Machinery and Equipment
Cost
Beginning balance	888.6	437.8
Additions	0.0	450.8
Ending balance	888.6	888.6
Depreciation
Beginning balance	(35.6)	(9.1)
Charge for the year	(29.2)	(26.5)
Ending balance	(64.8)	(35.6)
Net book value	$ 823.8	$ 853.0